Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	19,976,623	19,974,106
Common stock, shares outstanding	18,721,240	18,718,723
Treasury stock, par value	$ 0.0001	$ 0.0001
Treasury stock, shares	2,517	2,517
AAA Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,250,000	1,250,000
Preferred stock, shares issued	31,413	31,413
Preferred stock, shares outstanding	31,413	31,413
Series E Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	70,000	70,000
Preferred stock, shares issued	61,688	61,688
Preferred stock, shares outstanding	61,688	61,688
Series H Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	770,000	770,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0